Loss per Share and Series A, B & C Warrants	12 Months Ended
Dec. 31, 2016
Loss per Share and Series A, B & C Warrants [Abstract]
Loss per Share and Series A, B & C Warrants
12.	Loss per Share and Series A, B & C Warrants

The computation of basic earnings/loss per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the 60-to-1 reverse stock split, the 200-to-1 reverse stock split and the 5,000-to-1 reverse stock split, effective on January 15, 2016, April 14, 2016 and February 7, 2017, respectively, on its issued and outstanding common stock.

The computation of the dilutive common shares outstanding does not include the 0.001454 Series C Warrants (adjusted to reflect the three reverse splits) outstanding as of December 31, 2016, as the average stock price during the year ended December 31, 2016 was less than their exercise price, thus resulting in an antidilutive effect.

Presented below is a table reflecting the activity in the Series A Warrants, Series B Warrants and Series C Warrants from January 1, 2014 through December 31, 2016:

	Series A Warrants	Series B Warrants	Series C Warrants	Total
January 1, 2014	0.000222	0.000112	-	0.000334
Series C warrants issued with $25,000 offering			0.002046	0.002046
Warrants cashless exercised	-	(0.000068)	(0.000446)	(0.000514)
December 31, 2014	0.000222	0.000044	0.0016	0.001866
Warrants cashless exercised	(0.000222)	(0.000044)	(0.000012)	(0.000278)
December 31, 2015	-	-	0.001588	0.001588
Warrants cashless exercised	-	-	(0.000134)	(0.000134)
December 31, 2016	-	-	0.001454	0.001454

During the year ended December 31, 2016, pursuant to the cashless exercise formula set forth in the Series A, B & C warrants, the Company has issued to warrant holders 23,020 shares of common stock in the aggregate. As of July 24, 2017, there are only 0.001454 Series Type C warrants outstanding with an exercise price of $31,950,000.

The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2016, 2015 and 2014, respectively, are as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Numerator
Net loss - basic and diluted	$(20,511)	$(52,949)	$(12,688)
Basic earnings per share denominator:
Weighted average common shares outstanding	24,140	-	-
Diluted earnings per share denominator:
Weighted average common shares outstanding	24,140	-	-
Dilutive common shares:
Options	-	-	-
Warrants	-	-	-
Restricted shares	-	-	-

Dilutive effect	-	-	-

Weighted average common shares - diluted	24,140	476	228

Basic loss per common share	$(850)	$(111,139)	$(55,758)
Diluted loss per common share	$(850)	$(111,139)	$(55,758)